U.S. SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549


                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



     1. Name and address of issuer: American Skandia Life Assurance Corporation One Corporate Drive Shelton, CT 06484

     2. Name of each series or class of funds for which this notice is filed:

         Variable Account B - Class 3

     3. Investment Company Act File Number:811-8884

         Securities Act File Number:    33-88362 and 33-86866

     4. Last day of fiscal year for which this notice is filed: 12/31/95

     5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                        [     ]

     6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable:


     7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

     8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

     9. Number and aggregate sale price of securities sold during the fiscal year:

                                        Number:                     833
                                        Sale Price:         $35,482,133

     10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                                        Number:                     833
                                        Sale Price:         $35,482,133

     11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

                                        Number:                       0
                                        Sale Price:                   0

     12. Calculation of registration fee:

         (i)    Aggregate sale price of securities sold during the fiscal
                 year in reliance on rule 24f-2 (from Item 10):              $       35,482,133

         (ii)   Aggregate price of shares issued in connection with
                dividend reinvestment plans (from Item 11, if applicable):   +                0

         (iii)  Aggregate price of shares redeemed or repurchased during
                the fiscal year (if applicable):                             -          167,731

         (iv)   Aggregate price of shares redeemed or repurchased and
                previously applied as a reduction to filing fees pursuant to
                rule 24e-2 (if applicable)                                   +                0

         (v)    Net aggregate price of securities sold and issued during
                the fiscal year in reliance on rule 24f-2 [line (i), plus line
                (ii), less line (iii), plus line (iv)] if applicable):               35,314,402

         (vi)   Multiplier prescribed by Section 6(b) of the Securities Act
                of 1933 or other applicable law or regulation:               x     .00034482759

         (vii)  Fee due [line (i) or line (v) multiplied by line (vi)]:      $        12,177.38

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                       [X]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                                February 26, 1996


                                   SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     /s/Thomas M. Mazzaferro
     Thomas M. Mazzaferro
     Executive Vice President and
     Chief Financial Officer

     February 28, 1996